Description of The Plan - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Description available	true
Borrowings	$ 0
Eligibility	All employees of the Company and any affiliate which had adopted the KSOP who are 21 years or older and have at least two months of eligibility service for elective deferral contribution are eligible to participate in the KSOP except: •those included in a unit of employees covered by a collective bargaining agreement, if retirement benefits are subject of a good faith bargaining agreement, and if the collective bargaining agreement does not provide for participation in the Plan,•any leased employee and,•any employee who is a non-resident alien who receives no earned income which constitutes income from services provided in the United States.
Minimum hours to be completed, to be entitled to Safe Harbor matching contribution | h	1,000
Percentage of employee's deferral	100.00%
Percentage of employee's eligible compensation	4.00%
Compensation	$ 1,000
Participant's account balance percentage vested, upon death, disability, or normal retirement (age 65)	100.00%
Normal retirement age	65 years
Participant percentage vested	100.00%
Forfeitures of common stock and cash	$ 0
Balance of unallocated forfeitures	51,945	$ 47,910
Note receivable from participant account minimum borrowing	1,000
Note receivable from participant account maximum borrowing	$ 50,000
Note receivable from participant account maximum borrowing percentage	50.00%
Note receivable from participant principal residence maximum borrowing term	15 years
Lump sum payable margin on termination	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant borrowing term	5 years
Safe Harbor Match
EBP, Description of Plan [Line Items]
Company directs percentage	50.00%
MGRC Unitized Stock Fund
EBP, Description of Plan [Line Items]
Company directs percentage	50.00%